Summary of Significant Accounting Policies - Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies and General Information [Line Items]
Additional paid-in capital	$ 453,347	$ 458,270
Statutory reserves	5,132	5,132
China [Member]
Accounting Policies and General Information [Line Items]
Paid-in capital	118,733	112,435
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	$ 124,026	$ 117,728